Convertible Note Payable (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014 Shares Issued for Extension of Debt [Member] Subsequent Event [Member]	Mar. 14, 2014 Shares Issued for Extension of Debt and Conversion of Series AA Preferred Stock [Member] Subsequent Event [Member] Mr. Frenkel [Member]	Mar. 14, 2014 Shares Issued for Extension of Debt and Conversion of Series AA Preferred Stock [Member] Subsequent Event [Member] Triage Capital Management L.P. [Member]	Dec. 31, 2013 Series AA Preferred Stock [Member] Debt Conversion February 15, 2013 [Member] Frenkel Convertible Note [Member]	Dec. 31, 2012 Series AA Preferred Stock [Member]	Dec. 31, 2013 Debt Conversion February 15, 2013 [Member] Frenkel Convertible Note [Member]	Mar. 14, 2014 Conversion of Series AA Preferred Shares March 14, 2014 [Member] Subsequent Event [Member]	Aug. 04, 2014 Subsequent Event [Member]	Aug. 04, 2014 Subsequent Event [Member]	Dec. 31, 2012 Frenkel Convertible Note [Member]	Dec. 31, 2008 Frenkel Convertible Note [Member]	Mar. 14, 2014 Frenkel Convertible Note [Member]	Feb. 15, 2013 Frenkel Convertible Note [Member]
Convertible Note Payable (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)														$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Convertible, Terms of Conversion Feature													The Conversion Agreement further stated that Mr. Frenkel would convert all money owed into a combination of common and Series AA preferred stock on the date that the Company had received an aggregate of $5,000,000 in equity investment following the date of the Conversion Agreement and warrants. Of the debt converted, $470,000 would be converted into common stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower. The remainder would be converted into Series AA preferred stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower.	convertible into 575,350 shares, at any time prior to maturity, at the option of the holder, into Global Recycling common stock
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 2.50
Debt Instrument, Collateral														secured by a lien on Global Recycling's provisional patent application, including the GlyEco Technology TM Patent
Class of Warrant or Rights Granted	2,705,513	8,187,817	7,946,500		2,605,513				940,000		2,700,000			480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 1.00				$ 1.00			$ 0.73		$ 0.025
Debt Instrument, Maturity Date, Description													The terms of the Conversion Agreement extended the maturity date for the convertible note (the "Frenkel Convertible Note") to December 31, 2013
Debt Instrument, Interest Rate Terms													12.5% compounding semi-annually
Preferred Stock, Redemption Terms								(i) the Series AA preferred stock shall accrue a dividend of 12.5% per year, compounded semi-annually; (ii) the Series AA preferred stock shall have priority in payment upon liquidation over common stock to the extent of the $1,171,375 and all accrued but unpaid dividends; (iii) the Series AA preferred stock shall automatically convert into common stock at the rate of one share of common stock for each $1 of the Series AA preferred stock plus accrued but unpaid dividends if the closing price on the common stock on the OTC/BB is $5.00 per share for 20 consecutive trading days, or if the stock is listed on NYSE or NASDAQ; (iv) the original issue price of $1,171,375 plus all accrued but unpaid dividends shall be due and payable on December 31, 2013 if the Series AA preferred stock is not converted to common stock under the terms herein by such date; and (v) the Series AA preferred stock shall provide that the holder may not voluntarily convert into common stock to the extent that the holder will beneficially own in excess of 9.99% of the then issued and outstanding common stock of the Company
Convertible Notes Payable (in Dollars)																1,641,375
Proceeds from Issuance or Sale of Equity (in Dollars)		5,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities							2,342,750		940,000
Shares Issued, Price Per Share (in Dollars per share)				$ 0.50			$ 0.50		$ 0.50	$ 0.50
Interest Expense, Other (in Dollars)		392,170							392,170
Interest Expense, Debt (in Dollars)									$ 24,913
Convertible Preferred Stock, Terms of Conversion							Upon conversion of the Series AA preferred stock to Common Stock, the Company will issue warrants at a price of $1.00 per share for each share of the Series AA preferred stock that is converted.
Convertible Preferred Stock, Shares Issued upon Conversion										2,342,750
Stock Issued During Period, Shares, Other				262,763	1,946,280	659,233
Class of Warrant or Right, Term					3 years